CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 7,636	$ 2,404
Restricted cash	119	262
Trade receivables (net of allowance for doubtful accounts of $1,594 and $1,298 at December 31, 2015 and 2016, respectively)	6,717	9,348
Other accounts receivable and prepaid expenses	829	932
Total current assets	15,301	12,946
LONG-TERM ASSETS:
Severance pay fund	1,029	1,327
Restricted cash	145	147
Long-term deposits and long-term assets	136	204
Property and equipment, net	1,000	1,444
Intangible assets, net	3,623	5,058
Goodwill	18,405	19,091
Total long-term assets	24,338	27,271
Total assets	39,639	40,217
CURRENT LIABILITIES:
Short-term Bank Loans	3,017	77
Trade payables	1,237	1,541
Deferred revenues	3,594	2,966
Accrued expenses and other accounts payable	3,430	4,421
Total current liabilities	11,278	9,005
LONG-TERM LIABILITIES:
Accrued severance pay	1,214	1,533
Non-current deferred revenues	2,626	3,280
Long-term convertible note	4,388
Other long-term liabilities	140	407
Total long-term liabilities	8,368	5,220
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 125,000,000 shares at December 31, 2015 and 2016; Issued and outstanding: 17,919,126 and 17,932,230 shares at December 31, 2015 and 2016, respectively	200	199
Additional paid-in capital	63,693	62,556
Accumulated other comprehensive loss	(3,561)	(3,021)
Accumulated deficit	(40,377)	(33,767)
Total parent shareholders' equity	19,955	25,967
Non-controlling interest	38	25
Total shareholders' equity	19,993	25,992
Total liabilities and shareholders' equity	$ 39,639	$ 40,217